Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

10.	Stock-Based Compensation
Equity Incentive Plan
In 2016, Legacy Grove adopted the 2016 Equity Incentive Plan (the “2016 Plan”). The Plan provides for the granting of stock-based awards to employees, directors and consultants under terms and provisions established by the Board of Directors. In April 2022, the Company’s Board of Directors authorized an increase in the number of shares available for issuance under the 2016 Plan by 3,500,000. In addition, all equity awards of Legacy Grove that were issued under the 2016 Plan were converted into comparable equity awards that are settled or exercisable for shares of the Company’s Class B common stock. As a result, each of Legacy Grove’s equity awards were converted into an option to purchase shares of the Company’s Class B common stock based on an exchange ratio of approximately 1.1760. As of the effective date of the 2022 Plan, no further stock awards have been or will be granted under the 2016 Plan.

In June 2022, the stockholders of the Company approved the Grove Collaborative Holdings, Inc. 2022 Stock Incentive Plan (the “2022 Plan”). The Plan provides for the granting of stock-based awards to eligible participants, specifically officers, other employees, non-employee
directors, consultants, independent contractors under terms and provisions established by the Board of Directors.
The 2022 Plan authorizes the issuance of Class A common stock of up to 24,555,528. The number of shares available shall increase annually on the first day of each calendar year, beginning with calendar year ending December 31, 2023 and continuing until (and including) calendar year December 31 2032, with annual increases equal to lesser of (i) 5% of the number of shares of Class A and Class B common stock issued and outstanding on December 31 of the immediately preceding fiscal year, and (ii) an amount determined by the Board.

Stock option activity under the 2016 Plan is as follows (in thousands, except share and per share amounts):

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

Balance – December 31, 2021	23,708,957	$3.05	7.99	$125,429
Recapitalization	4,173,563	(0.46)
Balance – December 31, 2021	27,882,520	2.59	7.99	125,429
Exercised	(205,337)	1.60
Cancelled/forfeited	(3,041,496)	3.44

Balance – June 30, 2022	24,635,687	2.53	7.42	54,818

Options vested and exercisable – June 30, 2022	15,742,548	$1.81	6.87	$44,349

The

weighted-average grant date fair value of options granted during the six months ended June 30, 2021 was
 $
4.41
per share.
No
options were granted during the six months ended June 30, 2022. The total grant date fair value of options that vested during the six months ended

June 30, 2022 and 2021 was
 $7.8 million and $6.0
million, respectively. The aggregate intrinsic value of options exercised during the six months ended June 30, 2022 and 2021 was
 $1.1 million and $2.3
million, respectively. The aggregate intrinsic value is the difference between the current fair value of the underlying common stock and the exercise price for in-the-money
stock options.
Early Exercise of Employee Options
The Company allows certain employees to exercise options granted under the Plan prior to vesting in exchange for shares of restricted common stock. The unvested shares, upon termination of employment, are subject to repurchase by the Company at the original purchase price. The proceeds are recorded in other current liabilities in the consolidated balance sheets at the time of the early exercise of stock options and reclassified to common stock and additional paid-in capital as the Company’s repurchase right lapses (i.e., as the underlying stock options vest)
. No
and 11,025 shares of common stock were issued due to early exercise of unvested stock options during the six months ended June 30, 2022 and 2021. As of June 30,

2022 and December 31, 2021, the aggregate price of the restricted common stock subject to repurchase was zero
and $
0.2
 million, respectively.
A summary of the restricted common stock is as follows:

	Number of Options	Weighted- Average Exercise Price
Outstanding and unvested as of December 31, 2021	69,513	$2.25
Recapitalization	12,237	(0.33)
Outstanding and unvested as of December 31, 2021	81,750	1.92
Vested	(65,211)	1.92
Repurchase of early exercise	(16,539)	1.92

Outstanding and unvested as of June 30, 2022	—	$—

Determination of Fair Value

The fair value of stock option awards granted to employees was estimated at the date of grant using the Black-Scholes option-pricing model, with the following assumptions:

Six Months Ended June 30,
2021

Fair value of common stock	$5.06 – $6.45
Expected term (in years)	5.00 – 6.28
Volatility	62.33% – 75.19%
Risk-free interest rate	0.50% – 1.16%
Dividend yield	—
Market-Based Stock Options
In February 2021, the Company granted 1,017,170 stock options with market and liquidity event-related
performance-based vesting criteria with an exercise price of $3.77 per share. 100% of awards vest upon valuation of the Company’s stock at a stated price upon occurrence of specified transactions. Fair value was determined using the probability weighted expected term method (“PWERM”), which involves the estimation of future potential outcomes as well as values and probabilities associated with each potential outcome. Two potential scenarios were used in the PWERM that utilized 1) the value of the Company’s common equity, and 2) a Monte Carlo simulation to specifically value the award. The total grant date fair value of the award was determined to be $5.5 million. Since a liquidity event is not deemed probable until such event occurs, no compensation cost related to the performance condition was recognized prior to the Business Combination on June 16, 2022. Subsequently, the Company recorded stock-based compensation expense of $4.6 million for the six months ended June 30, 2022 which was principally related to service periods completed prior to the Business Combination. As of June 30, 2022, the market-based vesting criteria had not been met.

Performance-Based Restricted Stock Units
Performance-based restricted stock units activity under the 2016 Plan is as follows (in thousands, except share and per share amounts):

	Number of shares	Weighted- Average Grant Date Fair Value Per Share
Unvested – December 31, 2021	1,511,191	$8.62
Recapitalization	265,992	(1.29)
Unvested – December 31, 2021	1,777,183	7.33
Granted	4,748,063	6.98
Vested	(593,971)	6.93
Cancelled/forfeited	(823,880)	6.71

Balance – June 30, 2022	5,107,395	6.71

Vested but unissued – June 30, 2022	593,971	$6.93

RSUs granted under the 2016 Plan contain vesting conditions based on continuous service and the occurrence of a specified liquidity event, which is considered a performance condition. The performance condition is satisfied upon the consummation of (i) an initial underwritten public offering of the Company’s common stock; (ii) a change in control event, or (iii) a merger, consolidation or similar transaction in which the Company’s common stock outstanding immediately preceding such transaction are converted or exchanged into securities that are publicly-traded on an established exchange (the “Liquidity Event”), provided that the Liquidity Event occurs prior to the fifth anniversary of the grant date and the recipient continues to provide service to the Company on such date. The Company satisfied the performance condition on June 16, 2022 with the Closing of the Business Combination. Accordingly, the Company started recognizing stock compensation expense in the three months ended June 30, 2022 using the accelerated attribution method from the grant date. The total cumulative catch up expense related to prior periods recognized for the RSUs was $
11.9
 million. The vested but unissued RSUs will be issued to the common stockholders in November 2022 upon the termination of the
Lock-Up
Period, as defined in
Section 7.10 of the Company’s Bylaws
. There are no other contingencies for the issuance of these RSUs other than passage of time.
Equity Award Modifications
During the six months ended June 30, 2022, the Company modified options held by former and existing employees to extend the post termination exercise period of the awards from 60 days to 1, 2 or 10 years after termination, as well as accelerated the vesting of RSUs. The modifications resulted in modification expenses of $
1.7
 million during the six months ended June 30, 2022.
Stock-Based Compensation Expense
For the six months ended June 30, 2022 and 2021, the Company recognized a total of $24.5 million and $7.3 million of stock-based compensation expense, respectively. Stock-based compensation expense was predominately recorded in selling, general and administrative expenses in the statements of operations for each period presented. As of
J
une
 3
0
, 2022, the total unrecognized compensation expense related to unvested options
and
RSUs was
 $47.4 million, which the Company expects to recognize over an estimated weighted average period of 2.6 years.

10.	Stock-Based Compensation
Equity Incentive Plan
In 2016, the Company adopted the 2016 Equity Incentive Plan (the “Plan”). The Plan provides for the granting of stock-based awards to employees, directors and consultants under terms and provisions established by the Board of Directors. The number of shares authorized for issuance under the Plan was 37,333,709 shares as of December 31, 2020 and 2021, of which 12,606,826 shares and 1,070,974 shares, respectively, were available for grant.
Under the Plan, the Board of Directors may grant incentive stock options or nonqualified stock options, as well as restricted stock units, restricted stock and stock appreciation rights. Employee stock options and RSUs generally vest either i) 25% on the first anniversary of the grant date and 75% vest quarterly over the remaining three years, or ii) 6.25% on each quarterly anniversary over the four years. Options expire after 10 years (five years for incentive stock options granted to stockholders owning greater than 10% of the outstanding voting stock) or 60 days after termination of employment. The exercise price of incentive stock options and nonqualified stock options will be no less than 100% of the fair value per share of the Company’s common stock on the date of grant. If an individual owns capital stock representing more than 10% of the outstanding voting stock, the exercise price per share of an incentive stock option granted to such individual must be at least 110% of the fair value on the date of grant and the option is not exercisable after the expiration of five years from the grant date.

Stock options
Stock option activity under the Plan is as follows (in thousands, except share and per share amounts):

	Options Outstanding
	Number of Options	Weighted– Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance – December 31, 2020	18,733,170	$1.48	8.15	$52,909
Granted	11,669,107	4.32
Exercised	(760,548)	1.41
Forfeited and expired	(1,759,209)	2.67

Balance – December 31, 2021	27,882,520	2.59	7.99	$125,429

Options vested and exercisable – December 31, 2021	13,374,892	$1.56	7.16	$73,885

The weighted-average grant date fair value of options granted during the years ended December 31, 2019, 2020 and 2021 was $1.80, $2.07 and $3.73 per share, respectively. The total grant date fair value of options that vested during the years ended December 31, 2019, 2020 and 2021 was $3.9 million, $5.9 million and $13.3 million, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2019, 2020 and 2021 was $0.9 million, $9.9 million and $4.3 million, respectively. The aggregate intrinsic value is the difference between the current fair value of the underlying common stock and the exercise price for in-the-money
stock options.
Early Exercise of Employee Options
The Company allows certain employees to exercise options granted under the Plan prior to vesting in exchange for shares of restricted common stock. The unvested shares, upon termination of employment, are

subject
to repurchase by the Company at the original purchase price. The proceeds are recorded in other current liabilities and other long-term liabilities in the balance sheets at the time of the early exercise of stock options and reclassified to common stock and additional paid-in
capital as the Company’s repurchase right lapses (i.e., as the underlying stock options vest). The Company issued 1,376,495 shares and 11,025 shares of common stock, respectively, during the years ended December 31, 2020 and 2021 upon exercise of unvested stock options. As of December 31, 2020 and 2021, the aggregate price of the restricted common stock subject to repurchase was $2.0 million and $0.2 million, respectively. A summary of the restricted common stock is as follows:

	Number of Options	Weighted– Average Exercise Price
Outstanding and unvested as of December 31, 2020	1,233,707	$1.64
Issued	11,025	0.76
Vested	(1,007,956)	1.56
Repurchased	(155,025)	1.91

Outstanding and unvested as of December 31, 2021	81,751	$1.91

Determination of Fair Value
The fair value of stock option awards granted to employees was estimated at the date of grant using the Black-Scholes option-pricing model, with the following assumptions:

Year Ended December 31,
	2019	2020	2021
Fair value of common stock	$2.90 – 3.27	$2.96 – 3.53	$5.06 – 7.28
Expected term (in years)	5.00 – 6.11	5.00 – 6.11	5.00 – 6.28
Volatility	58.49% – 59.39%	61.12% – 74.34%	62.33% – 75.19%
Risk-free interest rate	1.72% – 1.98%	0.21% – 1.66%	0.50% – 1.21%
Dividend yield	— %	— %	— %
Market-Based Stock Options
In February 2021, the Company granted 1,017,170 stock options with market and performance-based vesting criteria with an exercise price of $3.77 per share. 100% of awards vest upon valuation of the Company’s stock at a stated price upon occurrence of specified transactions. Fair value was determined using the probability weighted expected term method (“PWERM”), which involves the estimation of future potential outcomes as well as values and probabilities associated with each potential outcome. Two potential scenarios were used in the PWERM that utilized 1) the value of the Company’s common equity, and 2) a Monte Carlo simulation to specifically value the award. The total grant date fair value of the award was determined to be $5.5 million. As of December 31, 2021, the Company believes that the specified transactions were not deemed probable of occurring and accordingly, no expense was recognized related to this option award.
Performance-Based Restricted Stock Units
For the year ended December 31, 2021, the Company granted 1,789,552 RSUs with vesting conditions based on continuous service and the occurrence of a specified liquidity event, which is considered
a

performance
condition. The performance condition is satisfied upon the consummation of (i) an initial underwritten public offering of the Company’s common stock; (ii) a change in control event, or (iii) a merger, consolidation or similar transaction in which the Company’s common stock outstanding immediately preceding such transaction are converted or exchanged into securities that are publicly-traded on an established exchange (the “Liquidity Event”), provided that the Liquidity Event occurs prior to the fifth anniversary of the grant date and the recipient continues to provide service to the Company on such date. As of the year ended December 31, 2021, there were 1,777,183 RSUs outstanding.
The aggregate grant-date fair value of RSUs outstanding as of December 31, 2021 was $13.0 million and the weighted average grant date fair value per share was $7.33. No compensation expense is recognized for the RSUs until the performance condition is achieved; at which time the cumulative compensation expense will be recognized using the accelerated attribution method from the grant date.
Stock-Based Compensation Expense
For the years ended December 31, 2019, 2020 and 2021, the Company recognized a total of $12.0 million, $7.8 million and $14.6 million of stock-based compensation expense. Stock-based compensation expense was predominately recorded in selling, general and administrative expenses in the statements of operations for each period presented. As of December 31, 2021, the total unrecognized compensation expense related to option awards was $42.7 million, which the Company expects to recognize over an estimated weighted average period of 2.6 years.
Secondary Sale of Stock
As noted in Note 9. Convertible Preferred Stock, during the year ended December 31, 2019, the Company recorded $7.3 million in stock-based compensation expense related to secondary sales of shares held by employees and non-employees to
an existing investor. There were no secondary sales of stock during the years ended December 31, 2020 and 2021.